Royalty Fees	12 Months Ended
Dec. 31, 2020
Royalty Fees
Royalty Fees

5. Royalty Fees

As of December 31, 2020 and 2019, $26,250,000 and $41,250,000, respectively, of prepaid Royalties fees was unamortized from the $45,000,000 guaranteed minimum annual Royalties that was paid to ABG in connection with the Sports Illustrated Licensing Agreement. The Royalties are being recognized over a period of three-years starting October 4, 2019. As of December 31, 2020 and 2019, the current portion of $15,000,000 was reflected within royalty fees on the consolidated balance sheets and the long-term portion of $11,250,000 and $26,250,000, respectively, was reflected within royalty fees, net of current portion on the consolidated balance sheets.